Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Revenue
Product sales	$ 1,593,563	$ 107,040	$ 2,682,531	$ 185,156	$ 554,914
Recycling services	115,560	74,692	301,216	137,877	237,340	$ 48,160	$ 5,746
Total Revenue	1,709,123	181,732	2,983,747	323,033	792,254	48,160	5,746
Expenses
Employee salaries and benefits, net	2,481,939	547,080	5,358,953	1,415,661	2,819,195	607,820	201,991
Raw materials, supplies and finished goods	2,261,304	142,161	4,876,561	344,704	577,859
Professional fees	1,176,310	897,224	4,095,596	1,560,108	2,962,261	546,647	76,650
Research and development, net	576,551	(282,541)	1,928,582	(19,357)	776,668	2,111,658	397,070
Share-based compensation	298,489	57,383	1,307,874	220,440	332,634	97,258	26,523
Office and administrative	369,113	64,786	987,820	134,337	316,401	355,361	93,509
Depreciation, net	272,724	327,806	788,830	717,278	1,095,250	183,862
Freight and shipping	155,456	(5,450)	587,953	57,303	137,010	5,785
Travel and entertainment	102,768	30,754	188,712	125,535	160,332	137,943	50,702
Marketing	160,479	65,570	465,269	188,500	365,820	65,840	34,400
Plant facilities	74,818	59,774	232,358	223,767	390,687
Total Expenses	7,929,951	1,904,547	20,818,508	4,968,276	9,934,117	4,112,174	880,845
Loss from operations	(6,220,828)	(1,722,815)	(17,834,761)	(4,645,243)	(9,141,863)	(4,064,014)	(875,099)
Other (income) expense
Foreign exchange gain	(214,496)	(73,931)	536,216	(109,297)	(445,652)
Interest expense	382,639	164,819	788,335	340,695	529,700	60,329	39,226
Interest income	(503)	(2,722)	(1,725)	(34,178)	(34,403)	(23,561)	(5,461)
Fair value loss on restricted share units	508,850		2,433,196		84,454	0	0
Total other (income) expense	676,490	88,166	3,756,022	197,220	134,099	36,768	33,769
Net loss	(6,897,318)	(1,810,981)	(21,590,783)	(4,842,463)	(9,275,962)	(4,100,782)	(908,869)
Other comprehensive income (loss)
Foreign currency translation		249,607		(276,873)	(218,726)	(37,182)	125,819
Comprehensive loss	$ (6,897,318)	$ (1,561,374)	$ (21,590,783)	$ (5,119,336)	$ (9,494,688)	$ (4,137,964)	$ (783,050)
Loss per common share—basic and diluted	$ (2.88)	$ (0.86)	$ (9.10)	$ (2.35)	$ (4.48)	$ (2.28)	$ (0.53)